Commitments & Contingencies - Additional Information (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Business Combination, Contingent Consideration, Liability	$ 1.5
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	1.5
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 4.0